Transactions with Related Parties - Other transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) item director	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Transactions with related parties
Number of Mexican banks that have made loans to Group | item	2
Aggregate annual amount of contracts leasing office space	$ 32,784	$ 29,613	$ 28,155
Consulting firm
Transactions with related parties
Fees for services received	19,433	19,758	15,414
Professional services firm secretary of Company's Board
Transactions with related parties
Fees for services received	52,848	34,603	26,547
Professional services firm, two directors
Transactions with related parties
Fees for services received	$ 121,789	$ 20,554	$ 19,431
Number of directors that maintain an interest in a professional services firm | director	2